RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 D M	Mar. 31, 2014 D M
Related Party Transactions 1		20,000,000
Related Party Transactions 2		10,000,000
Related Party Transactions 3		$ 0.001
Related Party Transactions 4		$ 20,000
Related Party Transactions 5		6,000,000
Related Party Transactions 6		3,000,000
Related Party Transactions 7		$ 0.605
Related Party Transactions 8		1,000,000
Related Party Transactions 9		500,000
Related Party Transactions 10		3
Related Party Transactions 11		2,085
Related Party Transactions 12		8.00%
Related Party Transactions 13		7.00%
Related Party Transactions 14		30
Related Party Transactions 15		15,000
Related Party Transactions 16		39,897
Related Party Transactions 17		0
Related Party Transactions 18		201,900
Related Party Transactions 19		208,773
Related Party Transactions 20		10,287
Related Party Transactions 21		62,092
Related Party Transactions 22		33,592
Related Party Transactions 23		12,000
Related Party Transactions 24		16,500
Related Party Transactions 25		104,929
Related Party Transactions 26		69,736
Related Party Transactions 27		32,322
Related Party Transactions 28		2,875
Related Party Transactions 29		40,029
Related Party Transactions 30		190,756
Related Party Transactions 31		60
Related Party Transactions 32		2,512
Related Party Transactions 33		28,585
Related Party Transactions 34		201,900
Related Party Transactions 35		60
Related Party Transactions 36		3,864
Related Party Transactions 37		30
Related Party Transactions 38		1.00
Related Party Transactions 39		208,773
Related Party Transactions 40		188,000
Related Party Transactions 41		690,000
Related Party Transactions 1	6,000,000
Related Party Transactions 2	3,000,000
Related Party Transactions 3	$ 0.1455
Related Party Transactions 4	3,000,000
Related Party Transactions 5	3,000,000
Related Party Transactions 6	20,000,000
Related Party Transactions 7	10,000,000
Related Party Transactions 8	$ 0.001
Related Party Transactions 9	20,000
Related Party Transactions 10	6,000,000
Related Party Transactions 11	3,000,000
Related Party Transactions 12	$ 0.605
Related Party Transactions 13	1,000,000
Related Party Transactions 14	500,000
Related Party Transactions 15	3
Related Party Transactions 16	2,085
Related Party Transactions 17	8.00%
Related Party Transactions 18	7.00%
Related Party Transactions 19	30
Related Party Transactions 20	0
Related Party Transactions 21	201,900
Related Party Transactions 22	39,846
Related Party Transactions 23	201
Related Party Transactions 24	20,000
Related Party Transactions 25	8,346
Related Party Transactions 26	11,500
Related Party Transactions 27	190,756
Related Party Transactions 28	60
Related Party Transactions 29	3,864
Related Party Transactions 30	208,773
Related Party Transactions 31	188,000
Related Party Transactions 32	60
Related Party Transactions 33	3,812
Related Party Transactions 34	30
Related Party Transactions 35	1.00
Related Party Transactions 36	20,773
Related Party Transactions 37	690,000
Related Party Transactions 38	$ 21,500